BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Revenues disaggregated by our business operations and timing of revenue recognition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Nov. 26, 2025	Oct. 19, 2025
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues	$ 1,024,111	$ 762,822	$ 1,589,505	$ 1,633,113	$ 2,136,935	$ 2,113,490
Research and development services (point-in-time)
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues					375,759	311,238
Product revenues
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues	$ 1,007,903	$ 548,638	$ 1,562,996	$ 1,044,485	1,424,147	1,074,813
Supply chain
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues					1,148,816	1,208,696
Large Scale DNA Production
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues					$ 612,360	584,115
Asset marking
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Total revenues						$ 9,441
Minimum | Research and development services (point-in-time)
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Customers payment terms (in days)			30 days		30 days
Minimum | Product revenues
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Customers payment terms (in days)			30 days		30 days
Maximum | Research and development services (point-in-time)
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Customers payment terms (in days)			60 days		60 days
Maximum | Product revenues
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Customers payment terms (in days)			60 days		60 days
Build & Build, LLC
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Percentage of ownership held in subsidiary								100.00%
BNBX Ltd
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Percentage of ownership held in subsidiary							100.00%